Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Inventories

Inventories comprise the following:

	2017			2016			2015
(€ million)	Gross value	Write- down	Carrying amount	Gross value	Write- down	Carrying amount	Gross value	Write- down	Carrying amount
Raw materials	1,041	(79)	962	1,053	(104)	949	1,050	(90)	960

Work in process	4,348	(656)	3,692	4,512	(710)	3,802	4,043	(561)	3,482

Finished goods	2,340	(178)	2,162	2,341	(200)	2,141	2,282	(208)	2,074
Total	7,729	(913)	6,816	7,906	(1,014)	6,892	7,375	(859)	6,516